Schedule of balances with related party (Details) (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Related Party Transaction [Line Items]
Contract liability	$ 1,909	¥ 13,552	¥ 24,706
Beagledata [Member]
Related Party Transaction [Line Items]
Technology services fees payable		2,120	2,120
Contract liability		¥ 359